MARKETABLE SECURITIES - Fair value of the marketable securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
MARKETABLE SECURITIES
Opening balance	$ 12,404
Unrealized fair value gain (loss) on marketable securities	9,734	$ 4,982	$ (9,051)
Ending balance	22,138	12,404
URZ3 Energy Corp (formerly NGE)
MARKETABLE SECURITIES
Opening balance	12,404	7,422	16,473
Unrealized fair value gain (loss) on marketable securities	9,734	4,982	(9,051)
Ending balance	$ 22,138	$ 12,404	$ 7,422